SHARE-BASED COMPENSATION - Summary of non-vested stock option activities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
2017 Plan
Numbers of shares
Granted	0	0
2018 Plan
Numbers of shares
Granted	0	0
2019 Plan
Numbers of shares
Number of shares Outstanding	48,000
Granted			72,000
Vested	(24,000)
Number of shares Outstanding	24,000	48,000
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding	$ 4.50
Vested	4.50
Weighted average grant date fair value Outstanding	$ 4.50	$ 4.50
2021 Plan
Numbers of shares
Number of shares Outstanding	2,444,440
Granted	2,707,238	2,698,245
Vested	(565,580)
Forfeited	(374,067)
Number of shares Outstanding	4,212,031	2,444,440
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding	$ 14.12
Granted	2.78
Vested	14.18
Forfeited	4.71
Weighted average grant date fair value Outstanding	$ 8.35	$ 14.12
2020 Plan
Numbers of shares
Number of shares Outstanding	805,433
Granted	2,026,300	133,913
Vested	(245,305)
Forfeited	(85,082)
Number of shares Outstanding	2,501,346	805,433
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding	$ 9.44
Granted	4.45
Vested	9.40
Forfeited	5.02
Weighted average grant date fair value Outstanding	$ 5.43	$ 9.44